Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Components of the Income Tax (Benefit) Expenses

The components of the income tax (benefit) expenses are as follows:

	For the Six Months Ended March 31
	2026	2025
Current tax expenses
BVI	$-	$-
Hong Kong	-	-
PRC	-	36,837
	-	36,837
Deferred tax benefit
BVI	-	-
Hong Kong	-	-
PRC	(96,042)	(17,271)
	(96,042)	(17,271)
Income tax (benefit) expenses	$(96,042)	$19,566

Schedule of Deferred Tax Assets

Deferred tax assets, net are composed of the following:

	March 31, 2026	September 30, 2025
Deferred tax assets:
Net operating loss carry-forwards	$216,104	$133,293
Inventory written down	176,728	129,522
Allowance for credit losses	26,572	23,175
Total	419,404	285,990
Valuation allowance	(175,704)	(144,189)
Total deferred tax assets, net	$243,700	$141,801

Schedule of Movement of the Valuation Allowance

Movement of the valuation allowance:

	March 31, 2026	September 30, 2025
Beginning balance	$144,189	$378,620
Current year addition (reduction)	26,604	(225,659)
Exchange difference	4,911	(8,772)
Ending balance	$175,704	$144,189

Schedule of Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2026 and 2025:

	For the Six Months Ended March 31,
	2026	2025
China Income tax statutory rate	25.0%	25.0%
Effect of PRC tax holiday	(27.3)%	71.9%
Permanent difference	(0.4)%	30.3%
Research and development tax credit	43.4%	(347.1)%
Non-PRC entity not subject PRC income tax	(0.5)%	206.5%
Change in valuation allowance	(8.7)%	81.9%
Effective tax rate	31.5%	68.5%

Schedule of Taxes Payable

Taxes payable consist of the following:

	March 31, 2026	September 30, 2025
Income tax payable	$230,104	$259,654
Value added tax payable	36,724	29,008
Other taxes payable	20,657	13,655
Total taxes payable	$287,485	$302,317